As filed with the Securities and Exchange Commission on June 16, 2000

                                                              File Nos. 2-90518
                                                                       811-4006

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 40

                                      AND

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                                AMENDMENT NO. 41

                               CITIFUNDS TRUST I*
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

             21 MILK STREET, 5TH FLOOR, BOSTON, MASSACHUSETTS 02109
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679

                               PHILIP W. COOLIDGE
                           21 MILK STREET, 5TH FLOOR
                          BOSTON, MASSACHUSETTS 02109
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                                ROGER P. JOSEPH
                      BINGHAM DANA LLP, 150 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110

It is proposed that this filing will become effective seventy-five days after filing pursuant to paragraph (a) of Rule 485.


---------------
* This filing relates only to the series of the Trust designated as Citi Financial Services Portfolio, Citi Health Sciences Portfolio and Citi Technology Portfolio.

                                                                    PROSPECTUS
                                                            SEPTEMBER __, 2000


CITI SECTOR FUNDS

Citi Financial Services Portfolio

Citi Health Sciences Portfolio

Citi Technology Portfolio



Class A and D Shares








The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

THE FUNDS......................................................................
    GOALS......................................................................
    PRINCIPAL INVESTMENT STRATEGIES............................................
    PRINCIPAL RISKS............................................................
    FUND PERFORMANCE...........................................................
    FEES AND EXPENSES..........................................................

MANAGEMENT OF THE FUNDS........................................................
    MANAGER....................................................................
    MANAGEMENT FEES............................................................
    DISTRIBUTION ARRANGEMENTS..................................................

MORE ABOUT THE FUNDS...........................................................
    INVESTMENT STRATEGIES......................................................

YOUR ACCOUNT...................................................................
    CHOOSING A CLASS OF SHARES TO BUY..........................................
    HOW TO BUY SHARES..........................................................
    HOW THE PRICE OF YOUR SHARES IS CALCULATED.................................
    HOW TO SELL SHARES.........................................................
    EXCHANGES..................................................................
    DIVIDENDS..................................................................
    TAX MATTERS................................................................

THE FUNDS

GOALS

Each Fund seeks long-term capital appreciation by investing primarily in common stocks. Each Fund may change its objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

CITI FINANCIAL SERVICES PORTFOLIO

Key investments. The Fund normally invests at least 80% of its assets in securities of companies principally engaged in the financial services business. These companies may include, for example, commercial banks, savings and loan associations, broker-dealers, investment banks, investment advisers, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies. The Fund may invest its assets in securities of foreign issuers in addition to securities of domestic issuers. The Fund invests primarily in companies with medium and large market capitalizations. To a lesser extent, the Fund also may invest in common stocks of companies with small market capitalizations. Small and medium market capitalization companies are those companies with market capitalizations under $5 billion.

Selection process. The Fund normally invests at least 80% of its assets in companies whose principal business is in the financial services sector. The remainder of the Fund's assets are not required to be invested in that sector. The Fund generally maintains a portion of its assets in cash and liquid securities to meet redemption requests and pay the Fund's expenses. To determine whether a company's principal business is in the sector, the company must meet at least one of the following tests:

[] At least 50% of its gross income or its net sales must come from activities in the sector;

[] At least 50% of its assets must be devoted to producing revenues from the sector; or

[] Based on other available information, the manager determines that the company's primary business is within the sector.

In buying and selling securities, the Fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management.

The Fund may lend its securities to earn income for the Fund.

The Fund may, but it is not required to, use various techniques, such as buying and selling options and futures contracts, to increase or decrease its exposure to changing security prices or other factors that affect security values. The Fund may engage in foreign currency transactions solely to manage its exposure to foreign securities. If the Fund's strategies do not work as intended, the Fund may not achieve its objective.

Who may want to invest. The Fund may be an appropriate investment if you:

[] Are seeking to participate in the long-term growth potential of the financial services sector

[]  Are seeking capital appreciation and can tolerate short-term volatility

[] Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

[] Are comfortable with the risks of the stock market and the special risks of foreign securities, including emerging market securities

[] Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector.

CITI HEALTH SCIENCES PORTFOLIO

Key investments. The Fund normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture or sale of products or services used for or in connection with health care or medicine. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic, biochemical or other health care research and development; companies involved in the operation of health care facilities; and other companies involved in the design, manufacture or sale of health care-related products or services such as medical, dental and optical products, hardware, insurance or services. The Fund may invest its assets in securities of foreign issuers in addition to securities of domestic issuers. The Fund invests primarily in companies with medium and large market capitalization. To a lesser extent, the Fund also may invest in common stocks of companies with small market capitalizations. Small and medium market capitalization companies are those companies with market capitalizations under $5 billion.

Selection process. The Fund normally invests at least 80% of its assets in companies whose principal business is in the health sciences sector. The remainder of the Fund's assets are not required to be invested in that sector. The Fund generally maintains a portion of its assets in cash and liquid securities to meet redemption requests and pay the Fund's expenses. To determine whether a company's principal business is in the sector, the company must meet at least one of the following tests:

[] At least 50% of its gross income or its net sales must come from activities in the sector;

[] At least 50% of its assets must be devoted to producing revenues from the sector; or

[] Based on other available information, the manager determines that the company's primary business is within the sector.

In buying and selling securities, the Fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management.

The Fund may lend its securities to earn income for the Fund.

The Fund may, but is not required to, use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The Fund may engage in foreign currency transactions solely to manage its exposure to foreign securities. If the Fund's strategies do not work as intended, the Fund may not achieve its objective.

Who may want to invest. The Fund may be an appropriate investment if you:

[] Are seeking to participate in the long-term growth potential of the health sciences sector

[] Are seeking capital appreciation and can tolerate significant short-term volatility

[] Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

[] Are comfortable with the risks of the stock market and the special risks of foreign securities, including emerging market securities

[] Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector.

CITI TECHNOLOGY PORTFOLIO

Key investments. The Fund normally invests at least 80% of its assets in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, software, electronics, media, communications, health care and biotechnology sectors. The Fund may invest its assets in securities of foreign issuers in addition to securities of domestic issuers. The Fund invests primarily in companies with medium and large market capitalizations. To a lesser extent, the Fund also may invest in common stocks of companies with small market capitalizations. Small and medium market capitalization companies are those companies with market capitalizations under $5 billion.

Selection process. The Fund normally invests at least 80% of its assets in companies whose principal business is in the technology sector. The remainder of the Fund's assets are not required to be invested in that sector. The Fund generally maintains a portion of its assets in cash and liquid securities to meet redemption requests and pay the Fund's expenses. To determine whether a company's principal business is in the sector, the company must meet at least one of the following tests:

[] At least 50% of its gross income or its net sales must come from activities in the sector;

[] At least 50% of its assets must be devoted to producing revenues from the sector; or

[] Based on other available information, the manager determines that the company's primary business is within the sector.

In buying and selling securities, the Fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management.

The Fund may lend its securities to earn income for the Fund.

The Fund may, but it is not required to, use various techniques, such as buying and selling options and futures contracts, to increase or decrease its exposure to changing security prices or other factors that affect security values. The Fund may engage in foreign currency transactions solely to manage its exposure to foreign securities. If the Fund's strategies do not work as intended, the Fund may not achieve its objective.

Who may want to invest. The Fund may be an appropriate investment if you:

[] Are seeking to participate in the long-term growth potential of the technology sector

[] Are seeking capital appreciation and can tolerate significant short-term volatility

[] Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

[] Are comfortable with the risks of the stock market and the special risks of foreign securities, including emerging market securities

[] Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector.


PRINCIPAL RISKS

Investors could lose money on their investment in a Fund, or a Fund may not perform as well as other investments, because:

[] Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

[] Foreign markets can be more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Currency fluctuations may adversely impact a Fund's investments.

[] The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. The value of smaller capitalized companies may involve greater risks such as limited product lines, markets and financial or managerial resources.

[] Each Fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent a Fund concentrates its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers. Each Fund's investments are spread across the sector on which it focuses. However, because those investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. This means that each Fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tend to go up and down more rapidly. As a result, the value of your investment in a Fund may rise or fall rapidly.

[] The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock may prove to be incorrect.

Each Fund is also exposed to the special risks of investing in its sector:

[] CITI FINANCIAL SERVICES PORTFOLIO. The financial services industries are subject to extensive government regulation and relatively rapid change because of increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, and price competition. The performance of the financial services sector may differ in direction and degree from that of the overall stock market.

[] CITI HEALTH SCIENCES PORTFOLIO. The health science industries are subject to government regulation and government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence. Lawsuits or other legal proceedings against the issuer of a security may adversely affect the issuer, the market value of the security or the Fund's performance. The performance of the health sciences sector may differ in direction and degree from that of the overall stock market.

[] CITI TECHNOLOGY PORTFOLIO. Technology companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. The technology sector may be subject to greater governmental regulation than many other areas, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on the sector. The performance of the technology sector may differ in direction and degree from that of the overall stock market.

You should know: An investment in a Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

FUND PERFORMANCE

Because each Fund is a new fund, performance information for the Funds is not included in this prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.


------------------------- ------------------------ ------------------------------ --------------------------
                              Citi Financial
                            Services Portfolio     Citi Health Sciences Portfolio  Citi Technology Portfolio
------------------------- ------------------------ ------------------------------ --------------------------
SHAREHOLDER FEES (FEES
PAID DIRECTLY FROM YOUR
INVESTMENT)
  Class A and                      None                       None                       None
  Class D Shares
------------------------- ------------------------ ------------------------------ --------------------------



------------------------- ------------------------ ------------------------------ --------------------------
                          Citi Financial Services  Citi Health Sciences Portfolio  Citi Technology Portfolio
                                 Portfolio
------------------------- ------------ ----------- -------------- --------------- ------------ -------------
                          Class A        Class D   Class A            Class D      Class A        Class D
------------------------- ------------ ----------- -------------- --------------- ------------ -------------
ANNUAL FUND OPERATING
EXPENSES(1) (EXPENSES
THAT ARE DEDUCTED FROM
FUND ASSETS)
------------------------- ------------ ----------- -------------- --------------- ------------ -------------
Management Fees              0.80%       0. 80%       0. 80%           0. 80%        0.95%        0.95%
------------------------- ------------ ----------- -------------- --------------- ------------ -------------
Distribution and
Service (12b-1) Fees         0.25%        None         0.25%            None         0.25%        None
------------------------- ------------ ----------- -------------- --------------- ------------ -------------
Other Expenses
(administrative and
other expenses)             0.45%       0.45%          0.45%           0.45%         0.40%       0.40%
------------------------- ------------ ----------- -------------- --------------- ------------ -------------
TOTAL ANNUAL FUND
OPERATING EXPENSES*         1.50%       1.25%          1.50%           1.25%         1.60%       1.35%
------------------------- ------------ ----------- -------------- --------------- ------------ -------------


(1) Based on estimated expenses for the fiscal year ending _____ __, 2000.
* Certain of the Funds' service providers are voluntarily waiving fees or reimbursing expenses such that net annual operating expenses are expected to be:


                          ------------------------ -------------------------------- ---------------------------
                              Citi Financial        Citi Health Sciences Portfolio   Citi Technology Portfolio
                            Services Portfolio
                          ----------- ------------ --------------  ---------------- ------------ --------------
                            Class A      Class D    Class A            Class D       Class A         Class D
                          ----------- ------------ --------------  ---------------- ------------ --------------
                             -----%      -----%      -----%            -----%         -----%         -----%
                          ----------- ------------ --------------  ---------------- ------------ --------------

    These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds. The example assumes that:

     o  you invest $10,000 in a Fund for the time periods indicated;

     o  you reinvest all dividends;

     o  you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year - the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of any Fund's future performance; and

     o the Funds' operating expenses as shown in the table remain the same - the example does not include voluntary waivers and fee reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------- ----------------- -----------------
                                                One Year        Three Years
------------------------------------------- ----------------- -----------------
Citi Financial Services Portfolio
  Class A                                      $153              $474
  Class D                                      $127              $397
------------------------------------------- ----------------- -----------------
Citi Health Sciences Portfolio
  Class A                                      $153              $474
  Class D                                      $127              $397
------------------------------------------- ----------------- -----------------
Citi Technology Portfolio
  Class A                                      $163              $505
  Class D                                      $137              $428
------------------------------------------- ----------------- -----------------

MANAGEMENT OF THE FUNDS

MANAGER

Each Fund's investment manager is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager, utilizing a portfolio management team approach, manages each Fund's investment portfolio and its general operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses offer a broad range of financial services - asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading - and use diverse channels to make them available to consumer and corporate customers around the world.

MANAGEMENT FEES

Each Fund pays the manager a management fee at the annual rate listed opposite its name below:

----------------------------------- -------------------------------------
                                           FEE, AS PERCENTAGE OF
               FUND                       AVERAGE DAILY NET ASSETS
----------------------------------- -------------------------------------
Citi Financial Services Portfolio                  0.80%
----------------------------------- -------------------------------------
Citi Health Sciences Portfolio                     0.80%
----------------------------------- -------------------------------------
Citi Technology Portfolio                          0.95%
----------------------------------- -------------------------------------

DISTRIBUTION ARRANGEMENTS

Each Fund has adopted a service plan under rule 12b-1 under the Investment Company Act of 1940 with respect to its Class A shares. The service plan allows a Fund to pay the distributor, a broker-dealer or financial institution that has entered into a service agreement with the distributor concerning the Class A shares of the Funds, or others a monthly service and distribution fee at an annual rate not to exceed 0.25% of the Fund's average daily net assets attributable to Class A shares. The service and distribution fee may be used to make payments for providing personal service or the maintenance of shareholder accounts, as compensation for the sale of Class A shares of a Fund, and for advertising, marketing or other promotional activity. Because fees under the plans are paid out of Fund assets, over time they will increase the cost of your investment in Class A shares and may cost you more than paying other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

MORE ABOUT THE FUNDS

The Funds' goals, principal investments and risks are described in THE FUNDS. More information on investment strategies and risks appears below.

INVESTMENT STRATEGIES

FOREIGN INVESTMENTS

Each Fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Many foreign countries the Funds may invest in have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions like currency controls or seizure of private businesses or property are more likely.

DERIVATIVES AND HEDGING TECHNIQUES

Each Fund may, but need not, use derivatives, such as futures and options on securities, securities indices or currencies; options on futures contracts; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

[] To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

[]  Settle transactions in securities quoted in foreign currencies

[]  As a substitute for buying or selling securities

A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies, or indices. Evan a small investment in derivative contracts can have a big impact on each Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets.

DEFENSIVE INVESTING

Each Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

MASTER/FEEDER OPTION

Each Fund may in the future seek to achieve its investment objective by investing all of its net assets in another investment company having a similar investment objective and investment policies as those of the Fund.

YOUR ACCOUNT

CHOOSING A CLASS OF SHARES TO BUY

You may purchase CLASS A SHARES which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to an ongoing service fee. Class A is the class of shares generally available for purchase by investors.

CLASS D SHARES are sold at net asset value with no initial or deferred sales charge. Class D shares are not subject to an ongoing service fee. You may purchase Class D shares only if you are participating in certain investment programs. Class D shares also are offered to certain tax-exempt employee benefit and retirement plans. For more information about these programs, please call 1-800-_________.

Each share class may not be available for purchase by every investor.

HOW TO BUY SHARES

Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Funds' distributor or a broker-dealer or financial institution (called a Service Agent) that has entered into a sales or service agreement with the distributor concerning the Funds. Please call 1-800-_______ for information.

Shares also may be purchased by customers that have established an account with ________, a Service Agent. To open an account, you must complete the application available through the ________ website (www.______.com), or by calling 1-800-_________. The account application may be submitted electronically. You will also be required to submit a signature guarantee card which will be sent to you by mail. For more detailed information on how to open an account, please visit the ________ website at www.______.com, or call 1-800-_________. Once you open your account, you will be subject to general account requirements imposed by _______, as described in the on-line account application, and will have access to all the electronic financial services made available over the Internet by _________. If you open an on-line account, you can place orders to purchase Fund shares by accessing the ________ website at www.______.com, or by calling 1-800-_________. This prospectus is readily available for viewing and printing on the ________ website. Please note that www.______.com is an inactive textual reference only, meaning that the information contained on the website is not part of this prospectus and is not incorporated herein by reference.

On-line investors who have established an account with ________ will receive all shareholder information about the Fund they invest in electronically, unless otherwise requested. Shareholder information includes prospectuses, financial reports, confirmations, proxy solicitations and financial statements, among other things. Shareholders may also receive other Fund-related correspondence through their e-mail account. By purchasing Fund shares on-line, you certify that you have access to the Internet and a current e-mail account, and you acknowledge that you are responsible for providing a correct and operational e-mail address and that you will receive Fund information electronically unless you otherwise request. You may incur costs for on-line access to shareholder documents and maintaining an e-mail account from third parties.

Please specify whether you are purchasing Class A or Class D shares. If you fail to specify, Class A shares will be purchased for your account.

The Funds do not, but your Service Agent may, impose a minimum initial or subsequent investment requirement.

Shares are purchased at net asset value the next time it is calculated after your order is received in proper form by the transfer agent. Each Fund has the right to reject any purchase order or cease offering Fund shares at any time.

[To complete a purchase transaction, you must have sufficient funds in your account. If you transfer funds by check, the funds will not be available in your account until the check clears.]

If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. If you wish to transfer your account, you may transfer it to another financial institution, or you may set up an account directly with the Funds' transfer agent.

Each Fund sends only one report to a household if more than one account has the same address. Contact your Service Agent, _______ or the transfer agent if you do not want this policy to apply to you.

Automatic Investment Plans

Each Fund has Monthly and Quarterly Systematic Investment Plans which allow you to automatically invest a specific dollar amount in your account on a monthly or quarterly basis. For more information, please contact the Funds' transfer agent or, if you hold your shares through a Service Agent, your Service Agent. Information also may be obtained on-line on the ________ website at www.______.com.

HOW THE PRICE OF YOUR SHARES IS CALCULATED

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. Each Fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. Each Fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the Statement of Additional Information.

Each Fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, a Fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the Funds' Board of Trustees. Each Fund that uses fair value to price securities may value those securities higher or lower than another Fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a Fund could change on days when you cannot buy or redeem shares.

HOW TO SELL SHARES

You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Funds' transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. Customers of ________ may redeem shares by placing a redemption order on-line at the ________ website, or by calling 1-800-______. All redemption requests must be in proper form, as determined by the transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds' transfer agent. For your protection, the Funds may request documentation, such as a signature guarantee, for large redemptions or other unusual activity in your account.

Each Fund has a Systematic Withdrawal Plan which allows you to automatically withdraw a specific dollar amount from your account on a regular basis. You must have at least $10,000 in your account to participate in this program. For more information, please contact the Funds' transfer agent or, if you hold your shares through a Service Agent, your Service Agent. If your Service Agent is __________, information also may be obtained on-line on the ________ website at www.______.com.

The price of any redemption of Fund shares will be the NAV the next time it is calculated after your redemption request has been received by the transfer agent. Fund shares are redeemed without a sales charge.

Your account will be credited with your redemption proceeds in federal funds normally on the business day on which you sell your shares but, in any event, within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. Each Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Due to increased Internet traffic during periods of dramatic economic or market changes or due to system failures, you may experience difficulty in implementing a redemption via the ________ website. In these situations, investors may want to consider effecting redemptions by calling 1-800-______. However, investors may experience similar difficulties in effecting redemptions via telephone during periods of dramatic economic or market changes. The Funds are not responsible for any losses associated with unexecuted transactions.

EXCHANGES

Shares may be exchanged for shares of any other Fund offered in this Prospectus, or for certain other Funds that may be made available through your Service Agent. You may exchange Fund shares for shares of the same class. You may exchange Fund shares for shares of another class only if you are participating in certain fee based advisory programs or employer-sponsored retirement plans. You may place exchange orders through the transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The transfer agent or your Service Agent can provide you with more information.

Customers of ________ may exchange Fund shares by accessing the ________ website and following the instructions for exchanges, or by calling 1-800-______.

There is no sales charge on Fund shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

DIVIDENDS

Each Fund generally pays dividends, if any, and makes capital gains distributions, if any, once a year, typically in December. Each Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid a federal tax. Each Fund expects distributions to be primarily from capital gains.

Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares of the same class of shares that you hold.

TAX MATTERS

This discussion of taxes is very general. You should consult your own tax adviser about your particular situation.

TAXATION OF DISTRIBUTIONS: You will normally have to pay federal income taxes on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated by a Fund as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some distributions paid in January may be taxable to you as if they had been paid the previous December. Each year the Funds will make available to you a report of your distributions for the prior year and how they are treated for federal tax purposes.

Fund distributions will reduce a Fund's net asset value per share. As a result, if you buy shares just before a Fund makes a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations.

FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

TAXATION OF TRANSACTIONS: If you sell your shares of a Fund, or exchange them for shares of another Fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports for the Funds, when available, or to make other inquiries, please call 1-800-______ toll-free. Annual and Semi-Annual Reports also will be available on the ________ website at www.______.com.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.



SEC File Number   811-4006

                                                                   Statement of
                                                         Additional Information
                                                             September __, 2000


Citi Financial Services Portfolio
Citi Health Sciences Portfolio
Citi Technology Portfolio


     CitiFunds Trust I (formerly known as "Landmark Funds I") (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on April 23, 1984. The Trust offers shares of Citi Financial Services Portfolio, Citi Health Sciences Portfolio, and Citi Technology Portfolio (collectively, the "Funds"), to which this Statement of Additional Information relates, as well as shares of [eleven] other series. The address and telephone number of the Trust are 21 Milk Street, Boston, Massachusetts 02109, (617) 423-1679.

-------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                      PAGE
 1.  The Trust .........................................................__
 2.  Investment Objectives and Policies ................................__
 3.  Description of Permitted Investments and Investment Practices .....__
 4.  Investment Restrictions ...........................................__
 5.  Performance Information and Advertising ...........................__
 6.  Determination of Net Asset Value; Valuation of Securities .........__
 7.  Additional Information on the Purchase and Sale of Fund Shares ....__
 8.  Management ........................................................__
 9.  Portfolio Transactions ............................................__
10.  Description of Shares, Voting Rights and Liabilities  .............__
11.  Tax Matters .......................................................__
12.  Financial Statements ..............................................__

     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Funds' Prospectus, dated September __, 2000, by which shares of the Funds are offered. This Statement of Additional Information should be read in conjunction with the Prospectus. An investor may obtain copies of the Funds' Prospectus without charge on the ________ website at www._____.com or by calling 1-800-______.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                  1. THE TRUST


     CitiFunds Trust I (the "Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on April 23, 1984. The Trust was called Landmark Funds I until its name was changed effective March 2, 1998. This Statement of Additional Information relates to three funds offered by the Trust - Citi Financial Services Portfolio, Citi Health Sciences Portfolio, and Citi Technology Portfolio (collectively, the "Funds").

     SSB Citi Fund Management LLC ("SSB Citi" or the "Manager") is responsible for the overall management of the Funds and also provides certain administrative services to each of the Funds. SSB Citi manages the investments of the Funds in accordance with each Fund's investment objective and policies. The selection of investments for the Funds and the way they are managed depend on the conditions and trends in the economy and the financial marketplaces.

     The Board of Trustees of the Trust provides broad supervision over the affairs of the Funds. Shares of the Funds are continuously sold by CFBDS, Inc., the Funds' distributor ("CFBDS" or the "Distributor").


                     2. INVESTMENT OBJECTIVES AND POLICIES

     The investment objective (or goal) of each Fund is to seek long-term capital appreciation by investing primarily in common stocks.

     The investment objective of each Fund may be changed by its Trustees without approval by that Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that any Fund will achieve its investment objective.

     The Prospectus contains a discussion of the principal investment strategies of each Fund and the principal risks of investing in each Fund. The following supplements the information contained in the Prospectus concerning the investment policies and techniques of each Fund.

                    3. DESCRIPTION OF PERMITTED INVESTMENTS
                            AND INVESTMENT PRACTICES

     The Funds may, but need not, invest in all of the investments and utilize all of the investment techniques described below and in the Prospectus. The selection of investments and the utilization of investment techniques depend on, among other things, the portfolio managers' investment strategies for the Funds, conditions and trends in the economy and financial markets and investments being available on terms that, in the portfolio managers' opinion, make economic sense.

FINANCIAL SERVICES PORTFOLIO

     Financial Services Portfolio seeks long-term capital appreciation by investing primarily in common stocks. The Fund normally invests at least 80% of its assets in securities of companies principally engaged in the financial services business. These companies may include, for example, commercial banks, savings and loan associations, broker-dealers, investment banks, investment advisers, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

HEALTH SCIENCES PORTFOLIO

     Health Sciences Portfolio seeks long-term capital appreciation by investing primarily in common stocks. The Fund normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic, biochemical or other health care research and development; companies involved in the operation of health care facilities; and other companies involved in the design, manufacture, or sale of health care-related products or services such as medical, dental and optical products, hardware, insurance or services.

TECHNOLOGY PORTFOLIO

     Technology Portfolio seeks long-term capital appreciation by investing its assets primarily in common stocks. The Fund normally invests at least 80% of its assets in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, software, electronics, media, communications, health care, and biotechnology sectors.

EACH FUND

     Each Fund may invest its assets in securities of foreign issuers in addition to securities of domestic issuers. Because each Fund is considered non-diversified, a Fund may invest a significant percentage of its assets in a single issuer.

     In buying and selling securities for each Fund, the Manager relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered include long-term growth potential, earnings estimates and quality of management.

     The Manager may lend each Fund's securities to broker-dealers or other institutions to earn income for the Fund. The Manager may, but is not required to, use various techniques, such as buying and selling options and futures contracts, to increase or decrease a Fund's exposure to changing security prices or other factors that affect security values. Each Fund may engage in foreign currency transactions solely to manage its exposure to foreign securities. If the Manager's strategies do not work as intended, a Fund may not achieve its objective.

     Under normal market conditions, the majority of a Fund's portfolio will consist of common stock, but it also may contain money market instruments for cash management purposes. Each Fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant. If a Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

     EQUITY SECURITIES. Each Fund will normally invest at least 80% of its assets in equity securities, including primarily common stocks and, to a lesser extent, securities convertible into common stock and rights to subscribe for common stock. Common stocks represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

     WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. Each Fund may purchase securities on a "when-issued" basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. No Fund intends to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to a Fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Because of fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.

     When the Fund agrees to purchase when-issued or delayed-delivery securities, the Fund will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the Fund's books. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     FOREIGN SECURITIES. Each Fund may invest in securities of foreign issuers. Such investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include currency exchange control regulations and costs, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and volume and more volatility in foreign securities markets and the impact of political, social, economic or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest on or market value of securities. If it should become necessary, a Fund might encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. In addition, there may be less publicly available information about a non-U.S. company, and non-U.S. companies are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Furthermore, some of these securities may be subject to foreign brokerage and withholding taxes.

     Each Fund may also invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or similar securities representing interests in the common stock of foreign issuers. ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate the risks associated with investing in foreign securities. However, by investing in ADRs or EDRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs and EDRs. The information available for ADRs and EDRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Information on over-the-counter ADRs is more limited as trading data is not well publicized, company financials do not conform to U.S. standards and the Securities and Exchange Commission ("SEC") does not require companies to communicate with shareholders on a regular basis.

     Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes, which may reduce the investment return of a Fund. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability.

     CURRENCY RISKS. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Fund's investments are denominated relative to the U.S. dollar will affect the Fund's net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Fund's securities are quoted would reduce the Fund's net asset value per share.

     SECURITIES OF DEVELOPING/EMERGING MARKETS COUNTRIES. A developing or emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

     One or more of the risks discussed above could affect adversely the economy of a developing market or a Fund's investments in such a market. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that a Fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

     MONEY MARKET INSTRUMENTS. Each Fund may invest for temporary defensive purposes in short-term corporate and government bonds and notes and money market instruments. Money market instruments include: obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities"); certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

     REPURCHASE AGREEMENTS. Each Fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose a Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the Funds may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Manager. The Manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the Manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Manager will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

     REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements which involve the sale of Fund securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if a Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Funds intend to use the reverse repurchase technique only when the Manager believes it will be advantageous to the Funds. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of a Fund's assets. A Fund's custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.

     LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. The Funds will not lend portfolio securities to affiliates of the Manager unless they have applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government Securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. From time to time, a Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

     By lending its securities, a Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Although the generation of income is not the primary investment goal of a Fund, income received could be used to pay the Fund's expenses and would increase an investor's total return. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

     BORROWING. Each Fund may borrow money up to such amounts and in such manner as permitted by the 1940 Act and the rules and regulations promulgated thereunder. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

     ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.


RISK FACTORS

FINANCIAL SERVICES PORTFOLIO

     This sector generally is subject to extensive governmental regulation, which may change frequently. In addition, the profitability of businesses in financial services depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of financial services companies.

     Most financial services companies are subject to extensive governmental regulation, which limits their activities and may (as with insurance rate regulation) affect the ability to earn a profit from a given line of business. Certain financial services businesses are subject to intense competitive pressures, including market share and price competition. The removal of regulatory barriers to participation in certain segments of the financial services sector may also increase competitive pressures on different types of firms. The availability and cost of funds to financial services firms is crucial to their profitability. Consequently, volatile interest rates and general economic conditions can adversely affect their financial performance.

     Financial services companies in foreign countries are subject to similar regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include controls on interest rates, credit availability, prices and currency movements. In some cases, foreign governments have taken steps to nationalize the operations of banks and other financial services companies.

     The Manager believes that the deregulation of many segments of the financial services sector provides new opportunities for issuers in this sector. As new segments of the financial services sector are opened to certain larger financial services firms formerly prohibited from doing business in these segments (such as national and money center banks); certain established companies in these market segments (such as regional banks or securities firms) may become attractive acquisition candidates for the larger firm seeking entrance into the segment. Typically, acquisitions accelerate the capital appreciation of the shares of the company to be acquired.

     The Manager will seek to invest in those financial services companies that it believes are well positioned to take advantage of the ongoing changes in the financial services sector. A financial services company may be well positioned for a number of reasons. It may be an attractive acquisition for another company wishing to strengthen its presence in a line of business or a geographic region or to expand into new lines of business or geographic regions, or it may be planning a merger to strengthen its position in a line of business or a geographic area. The financial services company may be engaged in a line or lines of business experiencing or likely to experience strong economic growth; it may be linked to a geographic region experiencing or likely to experience strong economic growth and may be actively seeking to participate in such growth; or it may be expanding into financial services or geographic regions previously unavailable to it (because of an easing of regulatory constraints) in order to take advantage of new market opportunities.

HEALTH SCIENCES PORTFOLIO

     Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' security prices. Many of these activities are funded or subsidized by governments; withdrawal or curtailment of this support could lower the profitability and market prices of such companies. Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

TECHNOLOGY PORTFOLIO

     Many technological products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. Also, the portfolio consists of securities of faster-growing, more volatile technology companies that the Manager believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.


TECHNOLOGY AND HEALTH SCIENCE AREAS

     The Manager believes that because of rapid advances in technology and science, an investment in companies with business operations in these areas will offer substantial opportunities for long-term capital appreciation. Of course, prices of common stocks of even the best managed, most profitable corporations are subject to market risk, which means their stock prices can decline. In addition, swings in investor psychology or significant trading by large institutional investors can result in price fluctuations. Industries likely to be represented in the portfolio include computers, networking and internetworking software, computer aided design, telecommunications, media and information services, medical devices and biotechnology. A Fund may also invest in the stocks of companies that should benefit from the commercialization of technological advances, although they may not be directly involved in research and development.

     The technology and science areas have exhibited and continue to exhibit rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. In general, the stocks of large capitalized companies that are well established in the technology market can be expected to grow with the market and will frequently be found in a Fund's portfolio. The expansion of technology and its related industries, however, also provides a favorable environment for investment in small to medium capitalized companies. A Fund's investment policy is not limited to any minimum capitalization requirement and a Fund may hold securities without regard to the capitalization of the issuer. Overall stock selection for a Fund is not based on the capitalization or size of the company but rather on an assessment of the company's fundamental prospects.

     Companies in the rapidly changing fields of technology and science face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of a Fund's shares may be susceptible to factors affecting the technology and science areas and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular industry. As such, a Fund is not an appropriate investment for individuals who are not long-term investors and who, as their primary objective, require safety of principal or stable income from their investments. The technology and science areas may be subject to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

RISKS ASSOCIATED WITH PARTICULAR INVESTMENTS


     MARKET RISK. Equity stock prices vary and may fall, thus reducing the value of your Fund's investment. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market.

     FOREIGN SECURITIES. Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. Each Fund has the ability to invest more than 25% of their respective assets in the securities of non-U.S. issuers.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     LIQUIDITY RISK. A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

     SMALLER CAPITALIZED COMPANIES. The Manager believes that smaller capitalized companies generally have greater earnings and sales growth potential than larger capitalized companies. The level of risk will be increased to the extent each Fund has significant exposure to smaller capitalized or unseasoned companies (those with less than a three-year operating history). Investments in smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. In addition, less frequently traded securities may be subject to more abrupt price movements than securities of larger capitalized companies.

     DERIVATIVES RISK. A Fund's use of options, futures and options on futures, forward currency contracts and interest rate or currency swaps ("derivatives") involves additional risks and transaction costs, such as, (i) adverse changes in the value of these instruments, (ii) imperfect correlation between the price of derivatives and movements in the price of the underlying securities, index or futures contracts, (iii) the fact that use of derivatives requires different skills than those needed to select portfolio securities, and (iv) the possible absence of a liquid secondary market for a particular derivative at any moment in time.

     COUNTERPARTY RISK. This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in such a transaction will not fulfill its contractual obligation to complete a transaction with a Fund.

     LACK OF TIMELY INFORMATION RISK. Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to smaller company securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

     NON-DIVERSIFIED CLASSIFICATION. Each Fund is classified as a non-diversified fund under the 1940 Act which means the Fund is not limited by the Act in the proportion of its assets it may invest in the obligations of a single issuer. As a result, the Funds may be subject to greater volatility with respect to their portfolio securities than funds that are more broadly diversified. Each Fund intends to conduct its operations, however, so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Fund of any liability for Federal income tax to the extent its earnings are distributed to shareholders. To qualify as a regulated investment company, the Fund will, among other things, limit its investments so that, at the close of each quarter of the taxable year (a) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.

     MASTER/FEEDER FUND STRUCTURE. The Board of Trustees has the discretion to invest each Fund's assets in a master fund in a master/feeder fund structure. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with a similar investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

     OPTIONS, FUTURES AND CURRENCY STRATEGIES. Each Fund may, but is not required to, use forward currency contracts and certain options and futures strategies to seek to increase total return or hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the Fund. There can be no assurance that such efforts will succeed.

     In order to assure that a Fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that the Fund enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of the Fund's assets.

     To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the Manager anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made ("transaction hedging"). Further, when the Manager believes a particular currency may decline compared to the U.S. dollar or another currency, the Fund may enter into a forward contract to sell the currency expected to decline in an amount approximating the value of some or all of the Fund's securities denominated in that currency, or when the Manager believes one currency may decline against a currency in which some or all of the portfolio securities held by the Fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the Fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the Manager believes the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the Fund are denominated ("cross hedging"). The Fund places (i) cash, (ii) U.S. Government securities or (iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the amount will equal the amount of the Fund's commitments with respect to such contracts.

     For hedging purposes, a Fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or which the Manager intends to include in its portfolio. The Fund also may use interest rates futures contracts and options thereon to hedge against changes in the general level in interest rates.

     A Fund may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A call option written by a Fund is "covered" if the Fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account on the Fund's books) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the Fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account on the Fund's books.

     A Fund may purchase put and call options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. If the expected changes occur, the Fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The risk assumed by the Fund in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the option, although the Fund may lose such amounts if the prices of securities underlying the options do not move in the direction or to the extent anticipated.

     Although the portfolio managers may decide not to use forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs. These risks include: dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; and lack of assurance that a liquid market will exist for any particular option, futures contract or option thereon at any particular time.

     Over-the-counter options in which a Fund may invest differ from exchange traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. A Fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

     OPTIONS ON SECURITIES. As discussed more generally above, each Fund may engage in writing covered call options. Each Fund may also purchase put options and enter into closing transactions. The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forgoes the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

     Options written by the Fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities when the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

     A Fund may write (a) in-the-money call options when the Manager expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when the Manager expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when the Manager expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

     So long as the obligation of a Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation ("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

     An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. Each Fund expects to write options only on national securities exchanges or in the over-the-counter market. A Fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

     A Fund may realize a profit or loss upon entering into a closing transaction. In cases in which the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

     Although a Fund generally will purchase or write only those options for which the Manager believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of the Manager and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

     In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk because the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

     Although the Manager will attempt to take appropriate measures to minimize the risks relating to a Fund's writing of call options and purchasing of put and call options, there can be no assurance that the Fund will succeed in its option-writing program.

     STOCK INDEX OPTIONS. As described generally above, each Fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of long-term capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or the Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the American Stock Exchange Oil and Gas Index or the Computer and Business Equipment Index.

     Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by
(b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of a Fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indexes will be subject to the Manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. As described generally above, each Fund may invest in stock index futures contracts and options on futures contracts traded on a domestic exchange or board of trade. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The primary purpose of entering into a futures contract by a Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. A Fund may enter into futures contracts and options on futures to seek higher investment returns when a futures contract is priced more attractively than stocks comprising a benchmark index, to facilitate trading or to reduce transaction costs. A Fund will only enter into futures contracts and options on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated on a Fund's books to the extent required by law.

     The purpose of entering into a futures contract by a Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if a Fund anticipates an increase in the price of stocks it intends to purchase at a later time, the Fund could enter into contracts to purchase the stock index (known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the Fund's not participating in a market advance. The Fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a "short" position) as it purchases individual stocks. A Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

     No consideration will be paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when a Fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the Fund's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the Fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

     There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by a Fund is subject to the ability of the Manager to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

     Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the Funds intend to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

     SWAPS AND RELATED TRANSACTIONS. Each Fund may enter into interest rate swaps, currency swaps, equity swaps and other types of available swap agreements, such as caps, collars and floors, for the purpose of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. An equity swap is an agreement to exchange cash flows on a principal amount based on changes in the values of the reference index. A currency swap is an agreement to exchange cash flows on a principal amount based on changes in the values of the currency exchange rates. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.

     A Fund will maintain liquid assets with its custodian or otherwise cover its current obligations under swap transactions in accordance with current regulations and policies applicable to the Fund.

     The most significant factor in the performance of swaps, caps, floors and collars is the change in the specific interest rate, equity, currency or other factor that determines the amount of payments to be made under the arrangement. If the Manager is incorrect in its forecasts of such factors, the investment performance of the Fund would be less than what it would have been if these investment techniques had not been used. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. No Fund will enter into any swap unless the Manager deems the counterparty to be creditworthy. If the counterparty's creditworthiness declined, the value of the swap agreement would be likely to decline, potentially resulting in losses. If the counterparty defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Each Fund anticipates that it will be able to eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty.

     Swap agreements are subject to each Fund's overall limit that not more than 15% of its net assets may be invested in illiquid securities.

                           4. INVESTMENT RESTRICTIONS

     The Trust, on behalf of the Funds, has adopted the following policies which may not be changed with respect to any Fund without approval by holders of a majority of the outstanding voting securities of that Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting at which the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

     None of the Funds may:

     (1) Borrow money, if such borrowing is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

     (2) Make loans to other persons if such loans are specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

     (3) Underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act in selling a security.

     (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the foregoing shall not be deemed to preclude any Fund from purchasing or selling futures contracts or options thereon, and each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund).

     (5) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

     (6) Purchase or sell the securities of any issuer, if, as a result of such purchase or sale, less than 25% of the assets of the Fund would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the Fund, provided that the Fund may invest without limit in short-term corporate and government bonds and notes and money market instruments for temporary defensive purposes.

     For purposes of restriction (1) above, covered mortgage dollar rolls and arrangements with respect to securities lending are not treated as borrowing.

     If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in this Registration Statement is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities or a later change in the rating of the securities held for the Fund will not be considered a violation of policy.

                   5. PERFORMANCE INFORMATION AND ADVERTISING

     Fund performance may be quoted in advertising, shareholder reports and other communications in terms of total rate of return. All performance information is historical and is not intended to indicate future performance. Total rates of return fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be worth more or less than their original cost.

     Each Fund may provide its period, annualized, cumulative and average annual "total rates of return". The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period, reflects any change in net asset value per share and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized". An "annualized" total rate of return assumes that the period rate of return is generated over a one-year period. Average annual total return figures represent the average annual percentage change over the specified period. Cumulative total return figures are not annualized and represent the aggregate percentage or dollar value changes over a stated period of time.

     A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

     Average annual total return is a measure of a Fund's performance over time. It is determined by taking a Fund's performance over a given period and expressing it as an average annual rate. The average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical $1,000 initial investment in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the redeemable value of the investment at the end of the period. The redeemable value is then divided by the initial investment, and its quotient is taken to the Nth root (N representing the number of years in the period) and is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

     Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of a period, deducting (as applicable) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by each Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Each Fund may provide annualized "yield" quotations. The "yield" of a Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each month over a one year period and is shown as a percentage of the maximum public offering price on the last day of that period. A "yield" quotation, unlike a total rate of return quotation, does not reflect changes in net asset value.

     Any current yield quotation for a Fund consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a 30 calendar day or one month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the public offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

     In computing total rates of return and yield quotations, all Fund expenses are included. However, fees that may be charged directly to a shareholder by other financial intermediaries are not included. Of course, any such fees will reduce the shareholder's net return on investment.

     The Funds are newly-offered and do not have performance information as of the date of this Statement of Additional Information.

          6. DETERMINATION OF NET ASSET VALUE; VALUATION OF SECURITIES

     The net asset value per share of each Fund is determined for each class on each day during which the New York Stock Exchange (the "Exchange") is open for trading ("Business Day"). As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. This determination of net asset value is made once each day as of the close of regular trading on the Exchange by adding the market value of all securities and other assets attributable to a class, then subtracting the liabilities attributable to that class, and then dividing the result by the number of outstanding shares of the class. The net asset value per share is effective for orders received and accepted by the Transfer Agent prior to its calculation.

     For purposes of calculating net asset value per share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. dollars at the prevailing market rates or if there are no market rates, at fair value, at the time of valuation. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Trust. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. In certain instances, securities are valued on the basis of valuations received from a single dealer, which is usually an established market maker in the security. In these instances, additional dealer valuations are obtained monthly. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Trust. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust.

     Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the Exchange. Trading may also take place on days on which the Exchange is closed and on which it is not possible to purchase or redeem shares of the Funds. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust.

     Interest income on long-term obligations held for a Fund is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premiums.

              7. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE
                                 OF FUND SHARES

     Shares of the Funds are sold at net asset value without an initial sales charge. There are no fees or deferred sales charges when you sell your shares.

     Class A shares of the Funds may pay distribution and service fees of up to 0.25% of the average daily net assets represented by these shares.

     Class D shares are offered to a limited group of investors who participate in certain investment programs which charge a fee for participation. In addition, Class D shares are offered to certain tax-exempt employee benefit and retirement plans. For more information about these programs, please visit the ________ website at www.______.com, or call 1-800-_________.

     During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone or Internet exchange or redemption. In such an event, another method of instruction, if available, should be considered. The Funds will employ reasonable procedures to confirm that instructions communicated by telephone or Internet are genuine. These procedures may include recording of the telephone or Internet instructions and verification of a shareholder's identity by asking for the shareholder's name, address, telephone number, Social Security number, account number, or password identification number. If these or other reasonable procedures are not followed, the Funds or their transfer agent (the "Transfer Agent") may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone or Internet.

Systematic Withdrawal Plan. Each Fund's Systematic Withdrawal Plan permits you to have a specified dollar amount (minimum of $100 per withdrawal) automatically withdrawn from your account on a regular basis if you have at least $10,000 in your Fund account at the time of enrollment. You are limited to one withdrawal per month under the Plan. You may receive your withdrawals by check, or have the monies transferred directly into your bank account. Or you may direct that payments be made directly to a third party. To participate in the Plan, you must complete the appropriate forms provided by the Transfer Agent or, if you hold your shares through a Service Agent, by your Service Agent.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, the Transfer Agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by the Transfer Agent. The Systematic Investment Plan also authorizes the Funds to apply cash held in the shareholder's ________ brokerage account to make additions to the account. Additional information is available from the Fund , through the ________ website (www.______.com), or by calling 1-800-_________.

     Subject to compliance with applicable regulations, the Trust has reserved the right to pay the redemption price of shares of the Funds either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a holder of shares received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

     The Trust may suspend the right of redemption or postpone the date of payment for shares of a Fund more than seven days during any period when (a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

     As described in the Prospectus, the Funds provide you with alternative ways of purchasing shares based upon your individual investment needs.

     There are no conversion, preemptive or other subscription rights.

     Investors may be able to invest in the Funds under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans. Investors should consult with the Transfer Agent and their tax and retirement advisers.

ADDITIONAL DEALER CONCESSIONS

     From time to time, the Funds' Distributor or SSB Citi, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds' Distributor or SSB Citi may include financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Funds, and/or other dealer-sponsored events. From time to time, the Funds' Distributor or SSB Citi may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                                 8. MANAGEMENT

     Each Fund is supervised by the Board of Trustees of the Trust. In each case, a majority of the Trustees are not affiliated with SSB Citi.

     The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Funds. Unless otherwise indicated below, the address of each Trustee and officer of the Trust is 21 Milk Street, Boston, Massachusetts.

TRUSTEES OF THE TRUST

PHILIP W. COOLIDGE* (age 49) -- President of the Trust; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.

RILEY C. GILLEY (age 74) -- Vice President and General Counsel, Corporate Property Investors (November 1988 to December 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December 1987). His address is 4041 Gulf Shore Boulevard North, Naples, Florida.

DIANA R. HARRINGTON (age 60) -- Professor, Babson College (since September
1993); Trustee, the Highland Family of Funds (March 1997 to March 1998). Her address is 120 Goulding Street, Holliston, Massachusetts.

SUSAN B. KERLEY (age 49) -- President, Global Research Associates, Inc. (Investment Research) (since September 1990); Trustee, Mainstay Institutional Funds (since December 1990). Her address is P.O. Box 9572, New Haven, Connecticut.

HEATH B. MCLENDON* (age 67) - Chairman, President, and Chief Executive Officer of SSB Citi (since March 1996); Managing Director of Salomon Smith Barney (since August 1993); and Chairman, President and Chief Executive Officer of fifty-eight investment companies sponsored by Salomon Smith Barney. His address is 388 Greenwich Street, New York, New York.

C. OSCAR MORONG, JR. (age 65) - Chairman of the Board of the Trust; Managing Director, Morong Capital Management (since February 1993); Director, Indonesia Fund (1990 to 1999); Director, MAS Funds (since 1993). His address is 1385 Outlook Drive West, Mountainside, New Jersey.

E. KIRBY WARREN (age 66) -- Professor of Management, Graduate School of Business, Columbia University (1987 to December 1999). His address is Laurel Road, P.O. Box 146, Tuxedo Park, New York.

OFFICERS OF THE TRUST

PHILIP W. COOLIDGE* (age 49) -- President of the Trust; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.

ROBERT I. FRENKEL, ESQ.* (age ___) -- Secretary of the Trust,
___________________.

THOMAS C. MANDIA, ESQ.* (age 38) -- Assistant Secretary of the Trust,
______________.

CHRISTINE D. DORSEY* (age 29) -- Assistant Secretary and Assistant Treasurer of the Trust; Vice President, Signature Financial Group, Inc. (since January
1996); Paralegal and Compliance Officer, various financial companies (July 1992 to January 1996).

LINWOOD C. DOWNS* (age 39) -- Treasurer of the Trust; Chief Financial Officer and Senior Vice President, Signature Financial Group; Treasurer, CFBDS.

TAMIE EBANKS-CUNNINGHAM* (age 27) -- Assistant Secretary of the Trust; Office Manager, Signature Financial Group (Cayman) Ltd. (since April 1995);

Administrator, Cayman Islands Primary School (prior to April 1995). Her address is P.O. Box 2494, Elizabethan Square, George Town, Grand Cayman, Cayman Islands, B.W.I.

SUSAN JAKUBOSKI* (age 36) -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust; Vice President, Signature Financial Group (Cayman) Ltd.

MOLLY S. MUGLER* (age 48) -- Assistant Secretary and Assistant Treasurer of the Trust; Vice President, Signature Financial Group, Inc.; Assistant Secretary, CFBDS.

JULIE J. WYETZNER* (age 41) -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust; Vice President, Signature Financial Group, Inc.

     The Trustees and officers of the Trust also hold comparable positions with certain other funds for which CFBDS, Signature Financial Group, Inc. or their affiliates serve as the distributor or administrator.

     The Trustees of the Trust received the following remuneration from the sources indicated below during its fiscal year ended October 31, 1999:


--------------------------- -------------- -------------- --------------- --------------
                                            Pension or                        Total
                                            Retirement                    Compensation
                                             Benefits       Estimated      from Trust
                              Aggregate     Accrued as        Annual        and Fund
                            Compensation   Part of Fund   Benefits Upon   Complex Paid
Trustee                     from Trust(1)    Expenses       Retirement    to Trustees(1)
--------------------------- -------------- -------------- --------------- --------------
Philip W. Coolidge          None           None           None            None
--------------------------- -------------- -------------- --------------- --------------
Riley C. Gilley             $2,007         None           None            $65,250
--------------------------- -------------- -------------- --------------- --------------
Diana R. Harrington         $2,600         None           None            $71,250
--------------------------- -------------- -------------- --------------- --------------
Susan B. Kerley             $2,562         None           None            $69,750
--------------------------- -------------- -------------- --------------- --------------
Heath B. McLendon           None           None           None            None
--------------------------- -------------- -------------- --------------- --------------
C. Oscar Morong, Jr.        $3,053         None           None            $92,000
--------------------------- -------------- -------------- --------------- --------------
E. Kirby Warren             $2,293         None           None            $62,750
--------------------------- -------------- -------------- --------------- --------------

(1) Messrs. Coolidge, Gilley, McLendon, Morong and Warren and Mses. Harrington and Kerley are trustees of 48, 35, 23, 39, 39, 30 and 30 funds, respectively, of the family of open-end registered investment companies advised or managed by Citibank, N.A., an affiliate of the Manager.

     As of the date of this Statement of Additional Information, there are no shareholders of the Funds.

     The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

MANAGER

     SSB Citi is responsible for the overall management of the Funds and provides certain administrative services to the Funds pursuant to separate management agreements (the "Management Agreements"). SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn, is a wholly-owned subsidiary of Citigroup Inc. Unless otherwise terminated, each Management Agreement with the Trust will continue in effect indefinitely as long as after the first two years such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the

Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

     SSB Citi provides the Funds with general office facilities and supervises the overall administration of the Funds, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Funds' independent contractors and agents; the preparation and filing of all documents required for compliance by the Funds with applicable laws and regulations; and arranging for the maintenance of books and records of the Funds. Trustees, officers, and investors in the Trust are or may be or may become interested in SSB Citi, as directors, officers, employees, or otherwise and directors, officers and employees of SSB Citi are or may become similarly interested in the Trust.

     Each Management Agreement provides that SSB Citi may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Trust, when authorized either by a vote of a majority of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board of Trustees of the Trust, or by SSB Citi on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Management Agreement with the Trust provides that neither SSB Citi nor its personnel shall be liable for any error of judgment or mistake of law or for any omission in the administration or management of the Trust or the performance of its duties under the Management Agreement, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the Trust.

     The Funds pay the following aggregate management fees, which are accrued daily and paid monthly and are based on each Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year:

------------------------------------- -----------------------------------
Citi Financial Services Portfolio     0.80%
------------------------------------- -----------------------------------
Citi Health Sciences Portfolio        0.80%
------------------------------------- -----------------------------------
Citi Technology Portfolio             0.95%
------------------------------------- -----------------------------------

     Pursuant to a Services Agreement with SSB Citi, CFBDS performs such sub-administrative duties for the Trust as from time to time are agreed upon by SSB Citi and CFBDS. For performing such sub-administrative services, CFBDS receives compensation as from time to time is agreed upon by SSB Citi, not in excess of the amount paid to SSB Citi for its services under the Management Agreements with the Trust. All such compensation to CFBDS is paid by SSB Citi.

DISTRIBUTOR

     CFBDS, 21 Milk Street, Boston, MA 02109, serves as the Distributor of each Fund's shares pursuant to Distribution Agreements with the Trust with respect to each class of shares of the Funds (the "Distribution Agreements"). [In those states where CFBDS is not a registered broker-dealer, shares of the Funds are sold through Signature Broker-Dealer Services, Inc., as dealer.] Under the Distribution Agreements, the Distributor is obligated to use its best efforts to sell shares of the Funds.

     Either party may terminate the Distribution Agreements on not less than thirty days' nor more than sixty days' written notice to the other party.

Unless otherwise terminated the Distribution Agreements will continue from year to year upon annual approval by the Trust's Board of Trustees and by the vote of a majority of the Board of Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements will terminate in the event of their assignment, as defined in the 1940 Act.

     The Class A shares of the Funds have adopted a Service Plan (the "Service Plan") in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Class A shares of a Fund may pay the Distributor, a broker-dealer or financial institution that has entered into a service agreement with the Distributor concerning the Class A shares of the Funds or others a monthly distribution and service fee at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of a Fund.

     The Service Plan permits the Funds to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. Class A shares of each Fund will pay the fees to the Distributor, and others until the Service Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the Service Plan for the Class A shares of each Fund, the Trustees will review the Service Plan and the expenses for each Fund separately.

     The Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "Qualified Trustees"). The Service Plan requires that the Trust and the Distributor provide to the Board of Trustees, and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. The Service Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of such Qualified Trustees then in office. The Service Plan may be terminated with respect to the Class A shares of any Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities representing the Class A shares of that Fund. The Service Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding securities representing the Class A shares of that Fund and may not be materially amended in any case without a vote of a majority of both the Trustees and Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plan for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

CODE OF ETHICS

     The Trust, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by a Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

EXPENSES

     In addition to amounts payable under the Management Agreements and the Service Plan, each Fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with SSB Citi or the Fund's distributor, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums. The Prospectus for the Funds contains more information about the expenses of each Fund.

TRANSFER AGENT AND CUSTODIAN

     The Trust has entered into a Transfer Agency and Service Agreement with Citi Fiduciary Trust Company ("Citi Fiduciary") pursuant to which Citi Fiduciary acts as transfer agent for each Fund. Under the Transfer Agency and Service Agreement, Citi Fiduciary maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds and distributes dividends and distributions payable by the Funds. For these services, Citi Fiduciary receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for a Fund during the month and is reimbursed for out-of-pocket expenses.

     The Trust also has entered into a Custodian Agreement, a Fund Accounting Agreement, and a Sub-Transfer Agency Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which custodial, fund accounting, and sub-transfer agency services, respectively, are provided for each Fund. Among other things, State Street calculates the daily net asset value for the Funds. Securities may be held by a sub-custodian bank approved by the Trustees.

     The principal business address of Citi Fiduciary is 388 Greenwich Street, New York, New York 10013. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

AUDITORS

     _________, independent auditors, _______________, have been selected to serve as auditors of the Funds and to render opinions on each Fund's financial statements.

COUNSEL

     Bingham Dana LLP, 150 Federal Street, Boston, Massachusetts 02110, is counsel for each Fund.

                           9. PORTFOLIO TRANSACTIONS

     SSB Citi trades securities for a Fund if it believes that a transaction net of costs (including custodian charges) will help achieve the Fund's investment objective. Changes in the Fund's investments are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of turnover is not a limiting factor when changes are appropriate. Specific decisions to purchase or sell securities for each Fund are made by one or more portfolio managers who are employees of SSB Citi and who are appointed and supervised by senior officers of SSB Citi. The portfolio managers may serve other clients in a similar capacity.

     In connection with the selection of brokers or dealers and the placing of portfolio securities transactions, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to a Fund and/or the other accounts over which SSB Citi or its affiliates exercise investment discretion. SSB Citi is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if SSB Citi determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which SSB Citi and its affiliates have with respect to accounts over which they exercise investment discretion.

     The management fee that each Fund pays to SSB Citi will not be reduced as a consequence of SSB Citi's receipt of brokerage and research services. While such services are not expected to reduce the expenses of SSB Citi, it would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently.

     It is possible that certain of the research services received primarily will benefit one or more other accounts for which SSB Citi exercises investment discretion. Conversely, a Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts.

     In certain instances there may be securities that are suitable as an investment for a Fund as well as for one or more of SSB Citi's other clients. Investment decisions for each Fund and for SSB Citi's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for a Fund. When purchases or sales of the same security for a Fund and for other portfolios managed by SSB Citi occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.

     Because the Funds are newly-offered, they have not paid brokerage commissions as of the date of this Statement of Additional Information.

            10. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust's Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series, to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. The Trust has reserved the right to create and issue additional series and classes of shares. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences between classes of shares of a series). Shares of each series are entitled to vote separately to approve management agreements or changes in investment policy, and shares of a class are entitled to vote separately to approve any distribution or service arrangements relating to that class, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular Fund, only shares of that particular Fund are entitled to vote.

     Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment. (See "Investment Restrictions.")

     The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by a vote of the holders of two-thirds of the Trust's outstanding shares, voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's or the affected series outstanding shares would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or
(ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

     The Funds' Transfer Agent maintains a share register for shareholders of record. Share certificates are not issued.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                                11. TAX MATTERS

TAXATION OF THE FUNDS

     FEDERAL TAXES. Each Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met, no U.S. federal income or excise taxes generally will be required to be paid by the Funds. If a Fund should fail to qualify as a "regulated investment company" for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary income to shareholders.

     FOREIGN TAXES. Investment income and gains received by a Fund from non-U.S. securities may be subject to non-U.S. taxes. The U.S. has entered into tax treaties with many other countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on such income. Each Fund intends to qualify for treaty reduced rates where applicable. It is not possible, however, to determine a Fund's effective rate of non-U.S. tax in advance since the amount of the Fund's assets to be invested within various countries is not known. Shareholders will not be able to claim any deduction or credit for any part of the foreign taxes paid by a Fund.

     If a Fund holds more than 50% of its assets in foreign stock and securities at the close of its taxable year, the Fund may elect to "pass through" to the Fund's shareholders foreign income taxes paid. If the Fund so elects, shareholders will be required to treat their pro rata portion of the foreign income taxes paid by the Fund as part of the amounts distributed to them by the Fund and thus includable in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction for such amounts will be permitted to individuals in computing their alternative minimum tax liability. If a Fund does not qualify or elect to "pass through" to the Fund's shareholders foreign income taxes paid by it, shareholders will not be able to claim any deduction or credit for any part of the foreign taxes paid by the Fund.

TAXATION OF SHAREHOLDERS

     TAXATION OF DISTRIBUTIONS. Shareholders of a Fund will generally have to pay federal income taxes and any state or local taxes on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January, will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

     Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

     DIVIDENDS-RECEIVED DEDUCTION. The portion of each Fund's ordinary income dividends attributable to dividends received in respect of equity securities of U.S. issuers is normally eligible for the dividends received deduction for corporations subject to U.S. federal income taxes. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments.

     TAX TREATMENT FOR NON-U.S. PERSONS. The Funds will withhold tax payments at a rate of 30% (or any lower applicable tax treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Funds by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

     BACKUP WITHHOLDING. The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. The Funds may be required to withhold (and pay over to the IRS for the shareholder's credit) 31% of certain distributions and redemption proceeds paid to shareholders who fail to provide this information or who otherwise violate IRS regulations.

     DISPOSITION OF SHARES. In general, any gain or loss realized upon a taxable disposition of shares of a Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

EFFECTS OF CERTAIN INVESTMENTS AND TRANSACTIONS

     OPTIONS, ETC. Each Fund's transactions in options, futures and forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by each Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Fund intends to limit its activities in options, futures and forward contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

     FOREIGN INVESTMENTS. The Funds may make non-U.S. investments. Special tax considerations apply with respect to such investments. Foreign exchange gains and losses realized by a Fund will generally be treated as ordinary income and loss. Use of non-U.S. currencies for non-hedging purposes and investment by a Fund in certain "passive foreign investment companies" may have to be limited in order to avoid a tax on a Fund. A Fund may elect to mark to market any investments in "passive foreign investment companies" on the last day of each taxable year. This election may cause the Fund to recognize ordinary income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold potentially resulting in additional taxable gain or loss to the Fund.

                            12. FINANCIAL STATEMENTS

     The Funds are newly-offered and have not issued financial statements as of the date of this Statement of Additional Information.

                                        PART C


Item 23.       Exhibits.

                      *      a(1)     Amended  and  Restated  Declaration  of  Trust of the Registrant
       **, ***,*******,      a(2)     Amendments to the Amended and Restated  Declaration of
               ********               Trust of the Registrant
 ********* and herewith      a(3)     Forms of Amendments to the Amended and Restated
                                      Declaration of Trust of the Registrant
                    ***      b(1)     Amended and Restated By-Laws of the Registrant
                    ***      b(2)     Amendments to the Amended and Restated  By-Laws of the
                                      Registrant
              *********      b(3)     Form of Amendment to the Amended and Restated By-Laws
                                      of the Registrant
                              d       Form of Management Agreement between the
                                      Registrant and SSB Citi Fund Management
                                      LLC ("SSB Citi"), as manager to Citi
                                      Financial Services Portfolio, Citi Health
                                      Sciences Portfolio, and Citi Technology
                                      Portfolio (collectively, the "Funds")
                             e(1)     Form of Distribution  Agreement between the Registrant and
                                      CFBDS, Inc. (the "Distributor"), as distributor with respect to the Class A shares of the Funds
                             e(2)     Form of Distribution  Agreement between the Registrant and
                                      Distributor  with respect to the Class D shares of the Funds
                    ***      g(1)     Custodian  Contract  between the  Registrant and State Street
                                      Bank and Trust Company ("State Street"), as custodian
                             g(2)     Form of Letter Agreement adding the Funds to the Custodian
                                      Contract between the Registrant and State Street
                             h(1)     Transfer Agency Agreement with Citi Fiduciary Trust
                                      Company, as transfer agent
                             h(2)     Form of Letter Agreement adding the Funds to the Transfer
                                      Agency and Servicing Agreement with Citi Fiduciary Trust
                                      Company, as transfer agent
                              i       Opinion and consent of counsel
                              m       Form of Service Plan of the Registrant with respect to the
                                      Class A shares of the Funds
                  *****       o       Multiple Class Plan of the Registrant
              *********      p(1)     Code of Ethics for the Registrant and SSB Citi
              *********      p(2)     Code of Ethics for Distributor
               **** and      q(1)     Powers of Attorney for the Registrant
                 ******

     *         Incorporated herein by reference to Post-Effective Amendment No.
               20 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 31, 1996.
     **        Incorporated herein by reference to Post-Effective Amendment No.
               25 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on April 18, 1997.
     *** Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No.

               2-90518) as filed with the Securities and Exchange Commission on December 30, 1997.
     **** Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 24, 1998.
     ***** Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 12, 1999.
     ****** Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on April 16, 1999.
     ******* Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 29, 1999.
     ******** Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 28, 2000.
     ********* Incorporated herein by reference to Post-Effective Amendment No.
               39 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on June 2, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant.

     Not applicable.

Item 25.  Indemnification.

     Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and Distributor, filed as an Exhibit hereto; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

     The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser.

     Manager - SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc.) ("SSB Citi") (formerly known as Mutual Management Corp.)

     SSB Citi was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., formerly known as Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSB Citi is registered as an investment adviser under the Investment Advisers Act of 1940 (the "1940 Act").

     The list required by this Item 26 of officers and directors of SSB Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SSB Citi pursuant to the Investment Advisers Act of 1940 Act (the "Advisers Act") (SEC File No. 801-8314).

Item 27.  Principal Underwriters.

          (a) CFBDS, the Registrant's distributor, is also the distributor for CitiFunds(SM) International Growth & Income Portfolio, CitiFunds(SM) International Growth Portfolio, CitiFunds(SM) U.S. Treasury Reserves, CitiFunds(SM) Cash Reserves, CitiFunds(SM) Premium U.S. Treasury Reserves, CitiFunds(SM) Premium Liquid Reserves, CitiFunds(SM) Institutional U.S. Treasury Reserves, CitiFunds(SM) Institutional Liquid Reserves, CitiFunds(SM) Institutional Cash Reserves, CitiFunds(SM) Tax Free Reserves, CitiFunds(SM) Institutional Tax Free Reserves, CitiFunds(SM) California Tax Free Reserves, CitiFunds(SM) Connecticut Tax Free Reserves, CitiFunds(SM) New York Tax Free Reserves, CitiFunds(SM) Intermediate Income Portfolio, CitiFunds(SM) Short-Term U.S. Government Income Portfolio, CitiFunds(SM) New York Tax Free Income Portfolio, CitiFunds(SM) National Tax Free Income Portfolio, CitiFunds(SM) California Tax Free Income Portfolio, CitiFunds(SM) Small Cap Value Portfolio, CitiFunds(SM) Large Cap Growth Portfolio, CitiFunds(SM) Small Cap Growth Portfolio, CitiFunds(SM) Balanced Portfolio, CitiSelect(R) Folio 100 Income, CitiSelect(R) Folio 200 Conservative, CitiSelect(R) Folio 300 Balanced, CitiSelect(R) Folio 400 Growth, CitiSelect(R) Folio 500 Growth Plus, CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth, CitiSelect(R) VIP Folio 500 Growth Plus and CitiFunds(SM) Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Growth Portfolio, Small Cap Growth Portfolio, High Yield Portfolio, U.S. Fixed Income Portfolio, Government Income Portfolio, International Equity Portfolio, Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers

     Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Small Cap Fund, Government Fund, Growth Fund, Growth and Income Fund, International Equity Fund, Mid Cap Fund, Municipal Bond Fund, Select Small Cap Portfolio, Select Government Portfolio, Select Growth Portfolio, Select Growth and Income Portfolio, Select Mid Cap Portfolio, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long- Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, S&P 500 Index Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Multi-Sector Fixed Income Investments, Multi-Strategy Market Neutral Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Smith Barney Large Cap Blend Fund, Smith Barney Fundamental Value Fund Inc., Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Premier Selections Fund, Smith Barney Small Cap Value Fund, Smith Barney Small Cap Growth Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney EAFE Index Fund, Smith Barney US 5000 Index Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, National Portfolio, Massachusetts Money Market Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney Financial Services

     Fund, Smith Barney Health Sciences Fund, Smith Barney Technology Fund, Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Smith Aggressive Growth Portfolio, Smith Mid Cap Portfolio, Alliance Growth Portfolio, INVESCO Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, Travelers Managed Income Portfolio, Van Kampen Enterprise Portfolio, Centurion U.S. Equity Fund, Centurion International Equity Fund, Centurion U.S. Contra Fund, Centurion International Contra Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series, Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers International Equity Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Large Cap Growth Fund, Salomon Brothers Balanced Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Value Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, Salomon Brothers Variable Asia Growth Fund, and Salomon Brothers Variable Small Cap Growth Fund.

          (b) The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No.8-32417).

          (c) Not applicable.

Item 28.  Location of Accounts and Records.

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

     NAME                                       ADDRESS

     CFBDS, Inc.                                21 Milk Street
     (distributor)                              Boston, MA 02109

     State Street Bank and Trust Company        1776 Heritage Drive
     (custodian)                                North Quincy, MA 02171

     Citi Fiduciary Trust Company               388 Greenwich Street
     (transfer agent)                           New York, New York  10013

     SSB Citi Fund Management LLC               388 Greenwich Street
     (manager)                                  New York, New York  10013

Item 29.  Management Services.

     Not applicable.

Item 30.  Undertakings.

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 16th day of June, 2000.

                                         CITIFUNDS TRUST I

                                         By:  Philip W. Coolidge
                                         -------------------------
                                         Philip W. Coolidge
                                         President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on June 16, 2000.

        Signature                            Title

    Philip W. Coolidge                       President, Principal Executive
    ----------------------------             Officer and Trustee
    Philip W. Coolidge

    Linwood C. Downs                         Principal Financial Officer and
    ----------------------------             Principal Accounting Officer
    Linwood C. Downs

    Riley C. Gilley*                         Trustee
    ----------------------------
    Riley C. Gilley

    Diana R. Harrington*                     Trustee
    ----------------------------
    Diana R. Harrington

    Susan B. Kerley*                         Trustee
    ----------------------------
    Susan B. Kerley

    Heath B. McLendon*                       Trustee
    ----------------------------
    Heath B. McLendon

    C. Oscar Morong, Jr.*                    Trustee
    ----------------------------
    C. Oscar Morong, Jr.

    E. Kirby Warren*                         Trustee
    ----------------------------
    E. Kirby Warren

    *By: Philip W. Coolidge
    -------------------------
    Philip W. Coolidge
    Executed by Philip W. Coolidge
    on behalf of those indicated
    pursuant to Powers of Attorney.

                                 EXHIBIT INDEX

Exhibit
No.:         Description:

   a(3)      Form of Amendment to the Amended and Restated
             Declaration of Trust of the Registrant
    d        Form of Management Agreement between the Registrant and
             SSB Citi Fund Management LLC ("SSB Citi"), as manager to
             Citi Financial Services Portfolio, Citi Health Sciences
             Portfolio, and Citi Technology Portfolio (collectively, the
             "Funds")
   e(1)      Form of Distribution Agreement between the Registrant and
             CFBDS, Inc. (the "Distributor"), as distributor with respect to the Class A shares of the Funds
   e(2)      Form of Distribution Agreement between the Registrant and
             Distributor with respect to the Class D shares of the Funds
   g(2)      Form of Letter Agreement adding the Funds to the Custodian
             Contract between the Registrant and State Street
   h(1)      Transfer Agency Agreement with Citi Fiduciary Trust
             Company, as transfer agent
   h(2)      Form of Letter Agreement adding the Funds to the Transfer
             Agency and Servicing Agreement with Citi Fiduciary Trust
             Company, as transfer agent
    i        Opinion and consent of counsel
    m        Form of Service Plan of the Registrant with respect to
             the Class A shares of the Funds